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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                         Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Value Fund

 Schedule of Investments 11/30/2014 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.0%

 Energy - 8.2%

 Integrated Oil & Gas - 4.6%

 213,065

 Exxon Mobil Corp.

 $

 19,290,905

 134,796

 Hess Corp.

 9,830,672

 208,967

 Occidental Petroleum Corp.

 16,669,298

 $

 45,790,875

 Oil & Gas Exploration & Production - 2.3%

 354,686

 ConocoPhillips

 $

 23,434,104

 Oil & Gas Refining & Marketing - 1.3%

 143,405

 Marathon Petroleum Corp. *

 $

 12,919,356

 Total Energy

 $

 82,144,335

 Materials - 1.4%

 Paper Products - 1.4%

 257,144

 International Paper Co.

 $

 13,839,490

 Total Materials

 $

 13,839,490

 Capital Goods - 7.0%

 Electrical Components & Equipment - 1.6%

 232,861

 Eaton Corp. Plc

 $

 15,794,962

 Construction & Farm Machinery & Heavy Trucks - 1.5%

 104,327

 Cummins, Inc.

 $

 15,192,098

 Industrial Machinery - 3.9%

 361,182

 Ingersoll-Rand Plc

 $

 22,776,137

 122,690

 Parker-Hannifin Corp.

 15,830,691

 $

 38,606,828

 Total Capital Goods

 $

 69,593,888

 Transportation - 4.6%

 Airlines - 4.6%

 477,217

 American Airlines Group, Inc.

 $

 23,159,341

 369,084

 United Continental Holdings, Inc. *

 22,599,013

 $

 45,758,354

 Total Transportation

 $

 45,758,354

 Automobiles & Components - 2.2%

 Automobile Manufacturers - 2.2%

 1,392,197

 Ford Motor Co.

 $

 21,899,259

 Total Automobiles & Components

 $

 21,899,259

 Consumer Durables & Apparel - 1.6%

 Household Appliances - 1.6%

 86,990

 Whirlpool Corp.

 $

 16,194,928

 Total Consumer Durables & Apparel

 $

 16,194,928

 Retailing - 1.5%

 Apparel Retail - 1.5%

 162,095

 Ross Stores, Inc.

 $

 14,828,451

 Total Retailing

 $

 14,828,451

 Food & Staples Retailing - 2.7%

 Drug Retail - 2.7%

 292,807

 CVS Health Corp.

 $

 26,750,848

 Total Food & Staples Retailing

 $

 26,750,848

 Food, Beverage & Tobacco - 4.7%

 Brewers - 2.4%

 314,436

 Molson Coors Brewing Co. (Class B)

 $

 24,321,625

 Packaged Foods & Meats - 2.3%

 548,745

 Tyson Foods, Inc.

 $

 23,233,863

 Total Food, Beverage & Tobacco

 $

 47,555,488

 Health Care Equipment & Services - 9.9%

 Health Care Equipment - 2.7%

 363,365

 Medtronic, Inc.

 $

 26,841,773

 Health Care Services - 2.2%

 263,186

 Express Scripts Holding Co. *

 $

 21,883,916

 Health Care Facilities - 1.6%

 235,486

 HCA Holdings, Inc.

 $

 16,411,019

 Managed Health Care - 3.4%

 254,472

 Aetna, Inc.

 $

 22,200,137

 86,405

 Humana, Inc.

 11,921,298

 $

 34,121,435

 Total Health Care Equipment & Services

 $

 99,258,143

 Pharmaceuticals, Biotechnology & Life Sciences - 10.3%

 Biotechnology - 1.4%

 140,806

 Gilead Sciences, Inc. *

 $

 14,125,658

 Pharmaceuticals - 8.9%

 281,400

 Johnson & Johnson

 $

 30,461,550

 504,921

 Merck & Co., Inc.

 30,497,230

 911,567

 Pfizer, Inc.

 28,395,312

 $

 89,354,092

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 103,479,750

 Banks - 10.2%

 Diversified Banks - 7.3%

 1,763,332

 Bank of America Corp.

 $

 30,047,177

 554,997

 Citigroup, Inc.

 29,953,188

 237,920

 Wells Fargo & Co.

 12,961,882

 $

 72,962,247

 Regional Banks - 2.9%

 333,256

 The PNC Financial Services Group, Inc.

 $

 29,149,902

 Total Banks

 $

 102,112,149

 Diversified Financials - 10.4%

 Other Diversified Financial Services - 2.2%

 534,080

 Voya Financial, Inc.

 $

 22,367,270

 Specialized Finance - 2.5%

 554,353

 The NASDAQ OMX Group, Inc.

 $

 24,895,993

 Consumer Finance - 2.8%

 427,692

 Discover Financial Services, Inc.

 $

 28,035,211

 Investment Banking & Brokerage - 2.9%

 816,047

 Morgan Stanley Co.

 $

 28,708,533

 Total Diversified Financials

 $

 104,007,007

 Insurance - 6.2%

 Life & Health Insurance - 2.2%

 399,337

 Lincoln National Corp.

 $

 22,614,454

 Multi-line Insurance - 2.4%

 580,108

 The Hartford Financial Services Group, Inc.

 $

 23,958,460

 Property & Casualty Insurance - 1.6%

 233,394

 The Allstate Corp.

 $

 15,905,801

 Total Insurance

 $

 62,478,715

 Software & Services - 4.6%

 Data Processing & Outsourced Services - 1.6%

 1,150,742

 Xerox Corp.

 $

 16,064,358

 Systems Software - 3.0%

 635,200

 Microsoft Corp.

 $

 30,368,912

 Total Software & Services

 $

 46,433,270

 Technology Hardware & Equipment - 4.6%

 Computer Storage & Peripherals - 2.9%

 969,842

 EMC Corp.

 $

 29,434,705

 Technology Hardware, Storage & Peripherals - 1.7%

 391,111

 NetApp, Inc.

 $

 16,641,773

 Total Technology Hardware & Equipment

 $

 46,076,478

 Semiconductors & Semiconductor Equipment - 1.5%

 Semiconductors - 1.5%

 265,970

 Analog Devices, Inc.

 $

 14,532,601

 Total Semiconductors & Semiconductor Equipment

 $

 14,532,601

 Telecommunication Services - 2.1%

 Integrated Telecommunication Services - 2.1%

 407,799

 Verizon Communications, Inc.

 $

 20,630,551

 Total Telecommunication Services

 $

 20,630,551

 Utilities - 6.3%

 Electric Utilities - 4.2%

 328,006

 Edison International

 $

 20,848,061

 205,439

 NextEra Energy, Inc. *

 21,445,777

 $

 42,293,838

 Multi-Utilities - 2.1%

 499,609

 Public Service Enterprise Group, Inc.

 $

 20,873,664

 Total Utilities

 $

 63,167,502

 TOTAL COMMON STOCKS

 (Cost $832,037,908)

 $

 1,000,741,207

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost $832,037,908) (a)

 $

 1,000,741,207

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 425,269

 TOTAL NET ASSETS - 100.0%

 $

 1,001,166,476

 *

 Non-income producing security.

 (a)

 At November 30, 2014, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $835,841,734 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 170,923,443

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (6,023,970)

 Net unrealized appreciation

 $

 164,899,473

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund's investments:

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust III By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date January 29, 2015 * Print the name and title of each signing officer under his or her signature.